Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement [line Items]
Fair value of account receivable	$ 107,549	$ 152,268
Contingent consideration liability	15,755	17,570	$ 19,343	$ 16,994
Hedge instruments	2,759	28,705
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable	0	0
Contingent consideration liability	0	0
Hedge instruments	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable	107,549	152,268
Contingent consideration liability	0	0
Hedge instruments	2,759	28,705
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable	0	0
Contingent consideration liability	15,755	17,570
Hedge instruments	$ 0	$ 0